Note 18 - Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets and Goodwill Abstract
Goodwill. Breakdown by CGU and Changes of the year
Goodwill. Breakdown by CGU and Changes of the year (Millions of euros)
	The United States	Turkey	Mexico	Colombia	Chile	Other	Total

Balance as of December 31, 2014	4,767	-	638	208	65	20	5,697
Additions	12	788	-	-	-	-	800
Exchange difference	549	(62)	(35)	(31)	(3)	(1)	418
Balance as of December 31, 2015	5,328	727	602	176	62	20	6,915
Additions	-	-	-	-	-	8	8
Exchange difference	175	(101)	(79)	14	6	-	15
Other	-	(1)	-	-	-	-	(1)
Balance as of December 31, 2016	5,503	624	523	191	68	28	6,937
Additions	-	-	24	-	-	-	24
Exchange difference	(666)	(115)	(44)	(22)	(3)	(1)	(851)
Impairment	-	-	-	-	-	(4)	(4)
Other	-	-	(10)	-	(33)	-	(43)
Balance as of December 31, 2017	4,837	509	493	168	32	23	6,062

Impairment test hypotheses CGU Goodwill in the United States
Impairment test hypotheses CGU Goodwill in the United States
	2017	2016	2015
Discount rate	10.0%	10.0%	9.8%
Sustainable growth rate	4.0%	4.0%	4.0%

Sensitivity analysis for main hypotheses United States
Sensitivity analysis for main hypotheses - USA (Millions of euros)
	Impact of an increase of 50 basis points (*)	Impact of a decrease of 50 basis points (*)
Discount rate	(1,159)	1,371
Sustainable growth rate	661	(559)

(*) Based on historical changes, the use of 50 basis points to calculate the sensitivity analysis would be a reasonable variation with respect to the observed variations over the last five years.

Valuation and calculation of badwill for the acquisition of stake in Catalunya Banc
Valuation and calculation of negative goodwill for the acquisition of stake in Catalunya Banc (Millions of euros)
	Carrying Amount	Fair Value
Acquisition cost (A)	-	1,165
Cash on hand	616	616
Financial assets held for trading	341	341
Available-for-sale financial assets	1,845	1,852
Loans and receivables	37,509	36,766
Fair value changes of the hedged items in portfolio hedge of interest rate risk	23	23
Derivatives – Hedge accounting	845	845
Non-current assets and disposal groups classified as held for sale	274	193
Investments in subsidiaries, joint ventures and associates	209	293
Tangible assets	908	626
Intangible assets	7	129
Other assets	581	498
Financial Liabilities Held for Trading	(332)	(332)
Financial liabilities at Amortized Cost	(41,271)	(41,501)
Fair value changes of the hedged items in portfolio hedge of interest rate risk	(490)	(490)
Derivatives – Hedge accounting	(535)	(535)
Provisions	(1,248)	(1,667)
Other liabilities	(84)	(84)
Deferred tax	3,312	3,630
Total fair value of assets and liabilities acquired (B)	-	1,205
Non controlling Interest Catalunya Banc Group (**) (C)	2	2
Non controlling Interest after purchase (D)	-	12
Negative goodwill (A)-(B)+(C )+(D)	-	(26)

(*) After the purchase, it has been reclassified under the heading “Available-for-sale financial assets”

(**) It corresponds to non-controlling interests that Catalunya Banc held, prior to integration in the BBVA Group

Valuation and calculation of goodwill in Garanti Bank
Valuation and calculation of goodwill in Garanti Bank (Millions of euros)
	Carrying Amount	Fair Value
Acquisition cost (A)	-	5,044
Cash on hand	8,915	8,915
Financial assets held for trading	419	419
Available-for-sale financial assets	14,618	14,773
Loans and receivables	58,495	58,054
Non-current assets and disposal groups classified as held for sale	-	(2)
Investments in subsidiaries, joint ventures and associates	14	21
Hedging Derivatives	785	1,399
Non-current assets held for sale	11	1,188
Other assets	3,715	3,652
Financial liabilities at Amortized Cost	(70,920)	(70,926)
Provisions	(394)	(697)
Other liabilities	(6,418)	(6,418)
Deferred tax	263	182
Total fair value of assets and liabilities acquired (B)	-	10,560
Non controlling Interest Garanti Group (C)	5,669	5,669
Non controlling Interest after purchase (D)	-	635
Goodwill (A)-(B)+(C )+(D)	-	788

Impairment test hypotheses CGU Goodwill in Turkey
Impairment test assumptions CGU Goodwill in Turkey
	2017	2016	2015
Discount rate	18.0%	17.7%	14.8%
Sustainable growth rate	7.0%	7.0%	7.0%

Sensitivity Analysis for main hypotheses Turkey
Sensitivity analysis for main assumptions - Turkey (Millions of euros)
	Impact of an increase of 50 basis points (*)	Impact of a decrease of 50 basis points (*)
Discount rate	(298)	327
Sustainable growth rate	214	(196)

Other intangible assets Explanatory
Other intangible assets (Millions of euros)
	2017	2016	2015
Computer software acquisition expenses	1,682	1,877	1,875
Other intangible assets with an infinite useful life	12	12	26
Other intangible assets with a definite useful life	708	960	1,235
Total	2,402	2,849	3,137

Other Intangible Assets. Changes Over the Period
Other Intangible Assets (Millions of euros)
	Notes	2017	2016	2015
Balance at the beginning		2,849	3,137	1,673
Acquisition of subsidiaries in the year		-	-	1,452
Additions		564	645	571
Amortization in the year	45	(694)	(735)	(631)
Exchange differences and other		(305)	(196)	76
Impairment		(12)	(3)	(4)
Balance at the end		2,402	2,849	3,137